owners' equity (Details) shares in Millions	6 Months Ended
	Jun. 30, 2026 Vote shares	Dec. 31, 2025 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians	66.67%
First Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Common Shares
Common Share capital
Shares authorized	4,000	4,000
Number of votes per common share | Vote	1
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance	95
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance	66
Common Shares | TELUS Corporation share options awards
Common Share capital
Shares reserved for issuance	12